Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-2

2.70% Exchange Note

Class A-1 0.64000% Asset Backed Notes

Class A-2A 1.28% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.62% Asset Backed Notes

Class A-4 1.76% Asset Backed Notes

Class B 2.08% Asset Backed Notes

Class C 2.58% Asset Backed Notes

Class D 2.69% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/16
End of Period:	07/31/16
Number of days in Interest Period (Actual/360):	33
Number of days in Collection Period:	31
Report Due Date:	08/18/16
Distribution Date:	08/22/16
Transaction Month:	3

2016-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	48,908	04/01/2016	05/18/2016	$1,198,070,363

Total	48,908			$1,198,070,363

RECONCILIATION OF 2016-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,155,805,864

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,788,210
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	741,495
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	2,894,311
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	13,424,016

{7} End of period Aggregate Securitization Value					{7}	$1,142,381,848

{8} Pool Factor					{8}	95.351816%

RECONCILIATION OF 2016-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,173,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,130,735,501

{11} Exchange Note Principal Payment Amount					{11}	13,424,016

{12} End of period Exchange Note Balance					{12}	$1,117,311,485

{13} Note Pool Factor					{13}	95.252471%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$138,000,000	$220,000,000	$160,000,000	$375,620,000	$90,000,000

{15} Beginning of period Note Balance	{15}	$80,616,794	$220,000,000	$160,000,000	$375,620,000	$90,000,000

{16} Noteholders’ Principal Distributable Amount	{16}	13,424,016	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	4,604,674	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$62,588,104	$220,000,000	$160,000,000	$375,620,000	$90,000,000

{21} Note Pool Factor	{21}	45.353699%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$46,120,000	$42,530,000	$32,950,000		$1,105,220,000

{23} Beginning of period Note Balance	{23}	$46,120,000	$42,530,000	$32,950,000		$1,047,836,794

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		13,424,016
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		4,604,674
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$46,120,000	$42,530,000	$32,950,000		$1,029,808,104

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		93.176753%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$1,155,805,864

{31} Ending Designated Pool Balance							{31}	1,142,381,848
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	1,142,381,848

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$13,424,016

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$1,130,735,501	$0	2.70%	30	30/360	$2,544,155

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:

{36} 2016-2 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$16,157,967
{37} Net Liquidation Proceeds collected during period							{37}	4,137,782
{38} Investment Earnings							{38}	6,163
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(6,163)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	20,295,749

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	963,172
{43} To the 2016-2 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,544,155
{44} To the 2016-2 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	13,424,016
{45} To the 2016-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	3,364,406
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	0

{47} Total Distributions:								{47}	$20,295,749

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value					{48}	$1,155,805,864
{49} Ending Agg. Securitization Value					{49}	1,142,381,848
{50} Total change in Agg. Securitization Value {48} - {49}						{50}	13,424,016

{51} Indenture Section 5.4 collections following acceleration of the Notes						{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	13,424,016

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$13,424,016

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$80,616,794	$0	0.64000%	33	Actual/360	$47,295
{56}	Class A-2A	$220,000,000	0	1.28%	30	30/360	234,667
{57}	Class A-2B	$160,000,000	0	0.98655%	33	Actual/360	144,694
{58}	Class A-3	$375,620,000	0	1.62%	30	30/360	507,087
{59}	Class A-4	$90,000,000	0	1.76%	30	30/360	132,000
{60}	Class B	$46,120,000	0	2.08%	30	30/360	79,941
{61}	Class C	$42,530,000	0	2.58%	30	30/360	91,440
{62}	Class D	$32,950,000	0	2.69%	30	30/360	73,863

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-2 Exchange Note Collections							{63}	$19,332,577
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	6,163
{66} Investment Earnings - and amounts released from Reserve Account							{66}	1,562
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	19,340,302

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{75}	47,295
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{76}	234,667
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{77}	144,694
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{78}	507,087
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{79}	132,000
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{80}	0
{81} Class B Noteholders’ Interest Distributable Amount							{81}	79,941
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{82}	0
{83} Class C Noteholders’ Interest Distributable Amount							{83}	91,440
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{84}	0
{85} Class D Noteholders’ Interest Distributable Amount							{85}	73,863
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{86}	0
{87} Noteholders’ Principal Distributable Amount							{87}	13,424,016
{88} To the Reserve Account, the Reserve Amount Required Amount							{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{89}	4,604,674
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining							{94}	0

{95} Total Distributions:								{95}	$19,340,302

PRINCIPAL PARITY AMOUNT CALCULATION

		(X) Cumulative	(Y) Aggregate	(I) Excess of	(II) Total Available Funds in Indenture
						Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	Collection Account	(I) or (II)
{96}	Class A	$926,236,794	$1,142,381,848	$0	$18,273,934	$0
{97}	Class B	972,356,794	1,142,381,848	0	18,193,993	0
{98}	Class C	1,014,886,794	1,142,381,848	0	18,102,553	0
{99}	Class D	1,047,836,794	1,142,381,848	0	18,028,690	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{100} Excess Total Available Funds						{100}	$4,604,674

{101} Beginning Note Balance				{101}	1,047,836,794
{102} Principal payments through Indenture Section 8.3 (i) through (xvii)				{102}	13,424,016
{103} Pro-Forma Note Balance					{103}	1,034,412,778

{104} Ending Aggregate Securitization Value				{104}	1,142,381,848
{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($128,792,564)				{105}	128,792,564
{106} Required Pro Forma Note Balance {104} - {105}					{106}	1,013,589,284

{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}						{107}	20,823,494

{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{108}	$4,604,674

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{109} Ending Aggregate Securitization Value						{109}	$1,142,381,848
{110} End of Period Note Balance						{110}	1,117,311,485
{111} Overcollateralization						{111}	25,070,363
{112} Overcollateralization %							{112}	2.19%

Asset Backed Notes:
{113} Ending Aggregate Securitization Value						{113}	1,142,381,848
{114} End of Period Note Balance						{114}	1,029,808,104
{115} Overcollateralization						{115}	112,573,744
{116} Overcollateralization %							{116}	9.85%

RECONCILIATION OF 2016-2 Cash RESERVE ACCOUNT
{117} Specified Reserve Balance							{117}	$5,990,352

{118} Beginning of Period Reserve Account balance							{118}	$5,990,352
{119} Investment Earnings						{119}	1,562
{120} From the Indenture Collection Account, the Reserve Account Required Amount						{120}	0
{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{121}	0
{122} Total Reserve balance available:							{122}	5,991,914

{123} Specified Reserve Balance							{123}	5,990,352

{124} Release Excess Cash to Indenture Collection Available Funds							{124}	1,562

{125} End of period Reserve Account balance							{125}	$5,990,352

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

							Dollars	Percentage
{126} Receivables with Scheduled Payment delinquent 61 days or more						{126}	$1,647,779	0.14%

{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )						{127}		Yes

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.							{128}	Yes
{129} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.							{129}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization & Conduit Reporting-Treasury
Date:	August 17, 2016

GM Financial

GMALT 2016-2

Supplemental Monthly Data

July 31, 2016

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,155,805,864	$832,407,557
Change	(13,424,016)	(2,452,946)

End of Period	$1,142,381,848	$829,954,611
Residual Value as % of Agg. Securitization Value		72.65%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	48,074	1,134,383,415	99.30%
31 - 60 days	265	6,350,654	0.56%
61 - 90 days	52	1,121,570	0.10%
over 90 days	25	526,209	0.05%

Total	48,416	1,142,381,848	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	91	2,653,601	318	9,474,267
Standard terminations	6	101,538	39	736,293

Total retained by lessee	97	2,755,139	357	10,210,560
Returned Vehicles
Early terminations	5	70,619	13	200,608
Standard terminations	3	50,263	3	50,263

Total returned to dealer	8	120,882	16	250,871
Charged off leases / Repossessed vehicles	31	741,495	116	2,676,847
Repurchases	1	18,290	3	61,436
Other	0	0	0	0

Total terminations	137	3,635,806	492	13,199,714

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	741,495	2,676,847
less: Sales proceeds	665,265	1,833,273
less: Excess wear and excess mileage received	0	0
less: Other amounts received	6,106	12,012

Net Credit (Gain) Loss	70,124	831,562

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	118,271	247,003
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	132,747	280,326
less: Excess wear and excess mileage received	0	0
less: Other recovery amounts	0	315

Residual (Gain) Loss	(14,476)	(33,638)

	Current Period	Prev. Month
Prepay Speed	0.1951%	0.3287%

Return Rate	38.0952%	0.0000%

(1)	Percentages may not add to 100% due to rounding.